Due to Officers/Stockholders (Details Textual) (USD $)	9 Months Ended
	Sep. 28, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Due to Officers or Stockholders		$ 887,977	$ 473,129	$ 172,778
Increase (Decrease) in Due to Related Parties	$ 414,848